Management of Financial Risk (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Statement [Line Items]
Basic Office Lease	$ 321		$ 406
Advance Royalty Payments			0
Total	321		406
Basic Office Lease		$ 0		$ 0
Less than 1 Year
Statement [Line Items]
Advance Royalty Payments			0
Total	86		85
Basic Office Lease	86		85
3 - 5 Years
Statement [Line Items]
Advance Royalty Payments			0
Total	60		148
Basic Office Lease	60		148
After 5 Years
Statement [Line Items]
Basic Office Lease	0		0
Advance Royalty Payments			0
Total	0		0
1 - 3 Years
Statement [Line Items]
Advance Royalty Payments			0
Total	175		173
Basic Office Lease	$ 175		$ 173